                          THE GUARDIAN LIFE INSURANCE
                               COMPANY OF AMERICA
                                7 Hanover Square
                            New York, New York 10004

May 4, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

FILE NUMBERS: 33-23966 and 811-5641
REGISTRANT:  The Park Avenue Portfolio

Re: Rule 497(j) Filing

Ladies and Gentlemen:

In lieu of filing under paragraph (c) of Section 497, the undersigned hereby certifies that:

(1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-1A filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-1A has been filed electronically.


                                         Sincerely,


                                         /s/ Kathleen M. Moynihan
                                         --------------------------------
                                         Kathleen M. Moynihan
                                         Assistant Counsel